UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)

Newday Ocean Health ETF
Ticker: AHOY

Newday Sustainable Development Equity ETF
Ticker: SDGS

Semi-Annual Report

November 30, 2022

Newday ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

Newday ETFs

Newday Ocean Health ETF PORTFOLIO ALLOCATION at November 30, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	29.5%
Industrial	22.7
Technology	22.2
Consumer, Cyclical	8.1
Communications	7.4
Financial	6.2
Basic Materials	2.2
Utilities	1.5
Cash & Cash Equivalents(1)	0.2
Total	100.0%

Newday Sustainable Development Equity ETF PORTFOLIO ALLOCATION at November 30, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	27.9%
Technology	22.1
Consumer, Cyclical	18.2
Financial	14.9
Industrial	9.9
Communications	4.4
Utilities	2.3
Cash & Cash Equivalents(2)	0.3
Total	100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

(2)Represents cash, short-term investments and other assets less liabilities.

Newday Ocean Health ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8%

Apparel — 1.8%
Hanesbrands, Inc.	1,664	$11,182
Nike, Inc. - Class A	138	15,137
		26,319
Auto Manufacturers — 1.7%
Tesla, Inc.(1)	134	26,090

Banks — 3.0%
Comerica, Inc.	179	12,841
First Bancorp	2,041	31,391
		44,232
Biotechnology — 4.7%
Amgen, Inc.	133	38,091
Regeneron Pharmaceuticals, Inc.(1)	43	32,323
		70,414
Chemicals — 2.2%
Air Products and Chemicals, Inc.	57	17,679
Minerals Technologies, Inc.	252	15,193
		32,872
Commercial Services — 2.3%
Stride, Inc.(1)	974	34,489

Computers — 14.4%
Accenture PLC - Class A	126	37,917
Apple, Inc.	552	81,713
Dell Technologies, Inc. - Class A	385	17,244
Genpact Ltd.	677	31,216
HP, Inc.	1,549	46,532
		214,622
Cosmetics & Personal Care — 3.6%
Colgate-Palmolive Co.	151	11,700
The Procter & Gamble Co.	126	18,794
Unilever PLC - ADR	467	23,527
		54,021
Diversified Financial Services — 3.3%
Raymond James Financial, Inc.	419	48,981

Electronics — 3.4%
Agilent Technologies, Inc.	227	35,181
Garmin Ltd.	162	15,064
		50,245
Engineering & Construction — 2.0%
Jacobs Solutions, Inc.	235	29,737

Environmental Control — 11.0%
Clean Harbors, Inc.(1)	248	29,760
Hitachi Zosen Corp.	5,860	38,023

	Shares	Value
Common Stocks — 99.8% (Continued)

Environmental Control — 11.0% (Continued)
Republic Services, Inc.	168	$23,401
Tetra Tech, Inc.	317	49,005
Waste Management, Inc.	141	23,648
		163,837
Food — 5.9%
Austevoll Seafood ASA	3,325	27,146
The Hershey Co.	140	32,924
Ingles Markets, Inc. - Class A	281	28,409
		88,479
Healthcare — Products — 8.6%
Abbott Laboratories	166	17,858
QIAGEN NV(1)	807	39,979
Thermo Fisher Scientific, Inc.	66	36,975
Waters Corp.(1)	97	33,620
		128,432

Healthcare — Services — 1.8%
Elevance Health, Inc.	50	26,646

Internet — 6.3%
Alphabet, Inc. - Class A(1)	598	60,667
Amazon.com, Inc.(1)	351	33,886
		94,553
Machinery — Diversified — 2.8%
Xylem, Inc.	367	41,233

Packaging & Containers — 2.6%
Ball Corp.	684	38,359

Pharmaceuticals — 2.5%
AmerisourceBergen Corp.	219	37,381

Retail — 4.6%
Best Buy Co., Inc.	258	22,007
The Home Depot, Inc.	50	16,199
Target Corp.	179	29,906
		68,112
Software — 7.8%
Adobe, Inc.(1)	79	27,249
Microsoft Corp.	225	57,407
Oracle Corp.	390	32,382
		117,038
Telecommunications — 1.0%
Cisco Systems, Inc.	317	15,761

Newday Ocean Health ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 99.8% (Continued)

Transportation — 1.0%
Norfolk Southern Corp.	60	$15,390

Water — 1.5%
American Water Works Co., Inc.	144	21,853

Total Common Stocks
(Cost $1,447,492)		1,489,096

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 3.668%(2)	3,162	3,162
Total Short-Term Investments
(Cost $3,162)		3,162

Total Investments in Securities — 100.0%
(Cost $1,450,654)		1,492,258

Liabilities in Excess of Other Assets — (0.0)%(3)		(73)
Total Net Assets — 100.0%		$1,492,185

ADRAmerican Depositary Receipt

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of November 30, 2022.

(3)Does not round to 0.1% or (0.1)%, as applicable.

Newday Sustainable Development Equity ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Agriculture — 1.2%
Darling Ingredients, Inc.(1)	245	$17,598

Apparel — 3.0%
LVMH Moet Hennessy Louis Vuitton SE - ADR	296	45,288

Auto Manufacturers — 1.6%
Tesla, Inc.(1)	126	24,532

Banks — 2.1%
First Bancorp	2,076	31,929

Biotechnology — 3.0%
Amgen, Inc.	76	21,767
Regeneron Pharmaceuticals, Inc.(1)	32	24,054
		45,821
Commercial Services — 2.5%
Stride, Inc.(1)	1,076	38,101

Computers — 12.4%
Accenture PLC - Class A	102	30,695
Apple, Inc.	474	70,166
Cognizant Technology Solutions Corp.	456	28,368
Genpact Ltd.	575	26,513
HP, Inc.	1,059	31,812
		187,554
Diversified Financial Services — 3.1%
Raymond James Financial, Inc.	404	47,228

Electric — 0.8%
DTE Energy Co.	108	12,529

Electronics — 2.2%
Agilent Technologies, Inc.	216	33,476

Engineering & Construction — 2.0%
Jacobs Solutions, Inc.	237	29,990

Environmental Control — 5.7%
Clean Harbors, Inc.(1)	243	29,160
Republic Services, Inc.	230	32,037
Waste Management, Inc.	153	25,661
		86,858

	Shares	Value
Common Stocks — 99.7% (Continued)

Food — 5.0%
The Hershey Co.	86	$20,224
Ingles Markets, Inc. - Class A	298	30,128
Jeronimo Martins SGPS SA - ADR	565	25,069
		75,421
Healthcare — Products — 2.8%
Waters Corp.(1)	120	41,592

Healthcare — Services — 3.4%
Quest Diagnostics, Inc.	152	23,078
UnitedHealth Group, Inc.	51	27,936
		51,014
Household Products & Wares — 2.0%
Avery Dennison Corp.	156	30,160

Insurance - 9.7%
Aflac, Inc.	606	43,590
The Allstate Corp.	215	28,788
American Equity Investment Life Holding Co.	524	21,227
The Hartford Financial Services Group, Inc.	294	22,453
The Travelers Companies, Inc.	164	31,129
		147,187
Internet — 4.4%
Alphabet, Inc. - Class A(1)	333	33,783
Amazon.com, Inc.(1)	336	32,437
		66,220
Pharmaceuticals — 8.1%
AmerisourceBergen Corp.	207	35,333
Johnson & Johnson	112	19,936
McKesson Corp.	103	39,313
Sanofi - ADR	634	28,752
		123,334
Retail — 13.6%
AutoZone, Inc.(1)	7	18,053
Best Buy Co., Inc.	458	39,067
Costco Wholesale Corp.	84	45,297
The Home Depot, Inc.	48	15,552
O’Reilly Automotive, Inc.(1)	48	41,498
Target Corp.	127	21,218
Tractor Supply Co.	109	24,668
		205,353
Semiconductors — 1.6%
KLA Corp.	63	24,768

Newday Sustainable Development Equity ETF

The accompanying notes are an integral part of these financial statements.	5

	Shares	Value
Common Stocks — 99.7% (Continued)

Software — 8.1%
Adobe, Inc.(1)	75	$25,870
Microsoft Corp.	253	64,550
Oracle Corp.	393	32,631
		123,051
Water — 1.4%
American Water Works Co., Inc.	144	21,853

Total Common Stocks
(Cost $1,424,530)		1,510,857

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 3.668%(2)	2,779	2,779

Total Short-Term Investments
(Cost $2,779)		2,779

Total Investments in Securities — 99.9%
(Cost $1,427,309)		1,513,636

Other Assets in Excess of Liabilities — 0.1%		1,714
Total Net Assets — 100.0%		$1,515,350

ADRAmerican Depositary Receipt

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of November 30, 2022.

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited) (Continued)

Newday ETFs

6	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2022 (Unaudited)

	Newday Ocean Health ETF	Newday Sustainable Development Equity ETF

Assets:
Investments in securities, at value (Note 2)	$1,492,258	$1,513,636
Investment securities sold	56,598	59,282
Dividends and interest	1,890	2,379
Total assets	1,550,746	1,575,297

Liabilities:
Payables:
Investment securities purchased	57,679	59,051
Management fees (Note 4)	882	896
Total liabilities	58,561	59,947
Net Assets	$1,492,185	$1,515,350

Components of Net Assets:
Paid-in capital	$1,447,013	$1,429,363
Total distributable (accumulated) earnings (losses)	45,172	85,987
Net assets	$1,492,185	$1,515,350

Net Asset Value (unlimited shares authorized):
Net assets	$1,492,185	$1,515,350
Shares of beneficial interest issued and outstanding	75,000	75,000
Net asset value	$19.90	$20.20

Cost of investments	$1,450,654	$1,427,309

Newday ETFs

The accompanying notes are an integral part of these financial statements.	7

STATEMENTS OF OPERATIONS For the Periods Ended November 30, 2022 (Unaudited)

	Newday Ocean Health ETF(1)	Newday Sustainable Development Equity ETF(2)

Investment Income:
Dividend income (net of foreign withholding tax of $36 and $59, respectively)	$8,150	$3,672
Interest income	31	15
Total investment income	8,181	3,687

Expenses:
Management fees (Note 4)	4,574	2,059
Total expenses	4,574	2,059
Net investment income (loss)	3,607	1,628

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Investments	63	(1,968)
Foreign currency transactions	(102)	—
Change in net unrealized appreciation/depreciation on
Investments	40,743	86,327
Foreign currency transactions	861	—
Net realized and unrealized gain (loss) on investments	41,565	84,359
Net increase (decrease) in net assets resulting from operations	$45,172	$85,987

(1)The Fund commenced operations on June 6, 2022. The information presented is from June 6, 2022 to November 30, 2022.

(2)The Fund commenced operations on September 12, 2022. The information presented is from September 12, 2022 to November 30, 2022.

Newday Ocean Health ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended November 30, 2022 (Unaudited)(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,607
Net realized gain (loss) on investments	(39)
Change in net unrealized appreciation/depreciation on investments	41,604
Net increase (decrease) in net assets resulting from operations	45,172

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	1,447,013
Total increase (decrease) in net assets	1,492,185

Net Assets:
Beginning of period	—
End of period	$1,492,185

(1)The Fund commenced operations on June 6, 2022. The information presented is from June 6, 2022 to November 30, 2022.

(2)Summary of share transactions is as follows:

	Period Ended November 30, 2022 (Unaudited)(1)
	Shares	Value
Shares sold	75,000	$1,447,013
Shares redeemed	—	—
Net increase (decrease)	75,000	$1,447,013

Newday Sustainable Development Equity ETF

The accompanying notes are an integral part of these financial statements.	9

STATEMENT OF CHANGES IN NET ASSETS

Period Ended November 30, 2022 (Unaudited)(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,628
Net realized gain (loss) on investments	(1,968)
Change in net unrealized appreciation/depreciation on investments	86,327
Net increase (decrease) in net assets resulting from operations	85,987

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	1,429,363
Total increase (decrease) in net assets	1,515,350

Net Assets:
Beginning of period	—
End of period	$1,515,350

(1)The Fund commenced operations on September 12, 2022. The information presented is from September 12, 2022 to November 30, 2022.

(2)Summary of share transactions is as follows:

	Period Ended November 30, 2022 (Unaudited)(1)
	Shares	Value
Shares sold	75,000	$1,429,363
Shares redeemed	—	—
Net increase (decrease)	75,000	$1,429,363

Newday Ocean Health ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended November 30, 2022(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.06
Net realized and unrealized gain (loss) on investments	(0.16)
Total from investment operations	(0.10)

Net asset value, end of period	$19.90
Total return(3)(4)	(0.55)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.5
Portfolio turnover rate(3)(5)	27%
Ratio of expenses to average net assets(6)	0.75%
Ratio of net investment income (loss) to average net assets(6)	0.59%

(1)The Fund commenced operations on June 6, 2022. The information presented is from June 6, 2022 to November 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

Newday Sustainable Development Equity ETF

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended November 30, 2022(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.02
Net realized and unrealized gain (loss) on investments	0.18
Total from investment operations	0.20

Net asset value, end of period	$20.20
Total return(3)(4)	1.02%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.5
Portfolio turnover rate(3)(5)	9%
Ratio of expenses to average net assets(6)	0.75%
Ratio of net investment income (loss) to average net assets(6)	0.59%

(1)The Fund commenced operations on September 12, 2022. The information presented is from September 12, 2022 to November 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

12

Newday ETFs

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Newday Ocean Health ETF and Newday Sustainable Development Equity ETF are each non-diversified series of shares (each a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Newday Ocean Health ETF commenced operations on June 6, 2022 and the Newday Sustainable Development Equity ETF commenced operations on September 12, 2022.

The investment objective of each Fund is to seek to capture long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Funds’ investment adviser, Toroso Investments, LLC (the “Adviser”), a Tidal Financial Group company, subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

13

Newday ETFs

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2022:

Newday Ocean Health ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,489,096	—	—	$1,489,096
Short-Term Investments	3,162	—	—	3,162
Total Investments in Securities	$1,492,258	$—	$—	$1,492,258

Newday Sustainable Development Equity ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,510,857	—	—	$1,510,857
Short-Term Investments	2,779	—	—	2,779
Total Investments in Securities	$1,513,636	$—	$—	$1,513,636

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the periods ended November 30) plus undistributed amounts, if any, from prior years.

As of November 30, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

14

Newday ETFs

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

G.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, that Fund will take such steps as set forth in the Program.

J. Recently Issued Accounting Pronouncements.

•In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENTS RISKS

A.Associated Risk of Investing Using Ocean Health Metrics and Environmental, Social and Governance (“ESG”) Principles (Newday Ocean Health ETF Only) The Fund’s investment strategy limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund may underperform other funds that do not primarily seek to invest in companies based on Ocean Health metrics or that are screened based on ESG principals. In addition, Ocean Health and ESG investing may affect the Fund’s exposure to some companies or industries, and the Fund will forgo some investment opportunities because they are screened out based on the Fund’s investment strategy.

B.Associated Risk of Investing Using Sustainable Development Metrics and ESG Principles (Newday Sustainable Development Equity ETF Only) The Fund’s investment strategy limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund may underperform other funds that do not primarily seek to invest in companies based on sustainable development metrics or that are screened based on ESG principals. In addition, sustainable development and ESG investing may affect the Fund’s exposure to some companies or industries, and the Fund will forgo some investment opportunities because they are screened out based on the Fund’s investment strategy. Further, some ESG factors are inherently subjective and subject to disagreement among investors. The market’s view of what constitutes a sustainable development company may change over time.

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

15

Newday ETFs

C.Currency Risk. The Funds’ exposure to foreign currencies subjects the Funds to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

D.Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

E.Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Funds to decline in value.

F.Equity Market Risk. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by each Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

G. Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from each Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when a Fund’s primary listing exchange is open, a Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

H.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

16

Newday ETFs

be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

I.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

J.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

K.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of midcapitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

L.Models and Data Risk. The composition of each Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from each Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete. The criteria used by the third party data analysis platform utilized by the Sub-Adviser may vary significantly from criteria used by different data providers.

M.New Fund Risk. Each Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

N.Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, the Funds are considered to be non-diversified, which means that they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on each Fund’s performance.

O.Sector Risk. At times, the Funds may increase the relative emphasis of their investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Funds increase the relative emphasis of their investments in a particular industry or sector, the value of shares may fluctuate in response to events affecting that industry or sector.

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

17

Newday ETFs

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of each Fund, subject to oversight of the Board. The Adviser provides oversight of Newday Funds, Inc. (the “Sub-Adviser”), the investment sub-adviser to the Funds, and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund at the annualized rate of 0.75%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. Management Fees for the periods ended November 30, 2022 are disclosed in the Statements of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by each Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”).

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by each Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for each Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Newday Ocean Health ETF	$375,390	$370,184
Newday Sustainable Development Equity ETF	126,278	127,070

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

18

Newday ETFs

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

For the period ended November 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended November 30, 2022, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Newday Ocean Health ETF	$1,442,315	$—
Newday Sustainable Development Equity ETF	1,427,290	—

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended November 30, 2022. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end.

The Funds did not make any distributions for the period ended November 30, 2022.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

19

Newday ETFs

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS November 30, 2022 (Unaudited) (Continued)

20

Newday ETFs

EXPENSE EXAMPLES For the Periods Ended November 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, which is from June 6, 2022 (commencement of operations) to November 30, 2022 for the Newday Ocean Health ETF and from September 12, 2022 (commencement of operations) to November 30, 2022 for the Newday Sustainable Development Equity ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for an entire period indicated, which is from May 31, 2022 to November 30, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Newday Ocean Health ETF

	Beginning Account Value June 6, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period June 6, 2022 – November 30, 2022(1)
Actual	$1,000.00	$994.50	$3.65

(1)The actual expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.75%, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period from June 6, 2022 to November 30, 2022, the commencement of operations date to the end of the period).

	Beginning Account Value May 31, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period May 31, 2022 – November 30, 2022(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

21

Newday ETFs

Newday Sustainable Development Equity ETF

	Beginning Account Value September 12, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period September 12, 2022 – November 30, 2022(3)
Actual	$1,000.00	$1,010.20	$1.65

(3)The actual expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.75%, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the period from September 12, 2022 to November 30, 2022, the commencement of operations date to the end of the period).

	Beginning Account Value May 31, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period May 31, 2022 – November 30, 2022(4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

(4)The hypothetical expenses are equal to the Fund’s annualized net expense ratio as of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Periods Ended November 30, 2022 (Unaudited) (Continued)

22

Newday ETFs

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Newday Ocean Health ETF and the Newday Sustainable Development Equity ETF, have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 21, 2022, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2021 through September 30, 2022 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to the Funds, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

23

Newday Ocean Health ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on March 14, 2022 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Newday Ocean Health ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Newday Funds, Inc. (the “Sub-Adviser”), the Fund’s proposed sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Sub-Adviser would be responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the portfolio investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay

24

Newday Ocean Health ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. natural resources, U.S. industrials and U.S. miscellaneous sector categories. The Board also considered that the Fund was also compared to a peer group of ETFs prepared by the Adviser that the Adviser considered to be a representative sample of peer group competitors for the Fund.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser was fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on March 14, 2022, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and the Sub-Adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Gordon Telfer and Shireen Eddleblute, who will serve as the portfolio managers for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by the Fund although the Sub-Adviser had only recently begun managing separately-managed accounts utilizing a strategy similar to the strategy that is to be employed by the Fund.

25

Newday Ocean Health ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s portfolio investment decisions, subject to the supervision of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fees to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fees are to be paid by the Adviser, the overall advisory fees to be paid by the Fund are not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.Extent of economies of scale as the Fund grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

26

Newday Sustainable Development Equity ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on August 4, 2022 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Newday Sustainable Development Equity ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Newday Funds, Inc. (the “Sub-Adviser”), the Fund’s proposed sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Sub-Adviser would be responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the portfolio investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses

27

Newday Sustainable Development Equity ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. miscellaneous sector category. The Board also considered that the Fund was also compared to a peer group of ETFs prepared by the Adviser that the Adviser considered to be a representative sample of peer group competitors for the Fund.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on August 4, 2022, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and the Sub-Adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of Newday’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Gordon Telfer and Shireen Eddleblute, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by the Fund although the Sub-Adviser had been managing such accounts for less than one year.

28

Newday Sustainable Development Equity ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s portfolio investment decisions, subject to the supervision of the Adviser.

The Board concluded that Newday had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as Newday’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fees to be paid by the Adviser to Newday under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fees are to be paid by the Adviser, the overall advisory fees paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to Newday by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.Extent of economies of scale as the Fund grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Newday may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Newday will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

29

Newday ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 486-7347 or by accessing the Funds’ website at www.newdayimpactetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ending June 30 is available upon request without charge by calling (833) 486-7347 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.newdayimpactetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 486-7347. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.newdayimpactetfs.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 486-7347. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.newdayimpactetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Newday Funds, Inc.
594 Blair Avenue
Piedmont, California 94611

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Newday Ocean Health ETF	AHOY	886364579
Newday Sustainable Development Equity ETF	SDGS	886364447

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 3, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 3, 2023

* Print the name and title of each signing officer under his or her signature.

4